Note 10	6 Months Ended
Jun. 30, 2025
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Disclosure of non trading financial assets mandatorily at fair value through profit or loss [Text Block]	Non-trading financial assets mandatorily at fair value through profit or loss
The breakdown of the balance under this heading in the condensed consolidated balance sheets is as follows:

NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
Equity instruments	6.2	9,822	9,782
Debt securities	6.2	599	407
Loans and advances	6.2	419	358
Total	7	10,841	10,546